FAIR VALUE MEASUREMENT (Details 3) - CNY (¥) ¥ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Dining Secretary
Significant unobservable inputs used in the valuation
Loss from impairment of long-term investment (Note 9)		¥ 33
Dining Secretary | Discounted cash flow
Significant unobservable inputs used in the valuation
WACC (as a percent)	27.94%
Terminal growth rate (as a percent)	3.00%
LoMD (as a percent)	25.00%
Dining Secretary | Option pricing model
Significant unobservable inputs used in the valuation
Time to liquidation	3 years 4 days
Risk-free rate (as a percent)	4.13%
Expected volatility (as a percent)	41.40%
Dividend yield (as a percent)	0.00%
Dining Secretary | Option pricing model | Liquidation scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	45.00%
Dining Secretary | Option pricing model | Redemption scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	45.00%
Dining Secretary | Option pricing model | IPO scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	10.00%
Happy City | Option pricing model | Liquidation scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	50.00%
Happy City | Option pricing model | Redemption scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	50.00%
Available-for-sale securities. | Tujia and LY.com | Discounted cash flow
Significant unobservable inputs used in the valuation
WACC (as a percent)	19.00%
Terminal growth rate (as a percent)	3.00%
LoMD (as a percent)	28.00%
Available-for-sale securities. | Tujia and LY.com | Option pricing model
Significant unobservable inputs used in the valuation
Time to liquidation	3 years
Risk-free rate (as a percent)	3.43%
Expected volatility (as a percent)	50.89%
Dividend yield (as a percent)	0.00%
Available-for-sale securities. | Tujia and LY.com | Option pricing model | Liquidation scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	20.00%
Available-for-sale securities. | Tujia and LY.com | Option pricing model | Redemption scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	80.00%
Available-for-sale securities. | Dining Secretary
Significant unobservable inputs used in the valuation
Loss from impairment of long-term investment (Note 9)		33
Reversal of prior recognized unrealized loss		¥ 4
Available-for-sale securities. | Happy City | Discounted cash flow
Significant unobservable inputs used in the valuation
WACC (as a percent)	27.67%
Terminal growth rate (as a percent)	3.00%
LoMD (as a percent)	25.00%
Available-for-sale securities. | Happy City | Option pricing model
Significant unobservable inputs used in the valuation
Time to liquidation	2 years 8 months 1 day
Risk-free rate (as a percent)	1.567%
Expected volatility (as a percent)	45.40%
Dividend yield (as a percent)	0.00%